EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2023
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

2.    EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2023	2022	2021
Employee costs	$636.4	$539.5	$574.3
Less employee costs capitalized to property, plant and equipment and to intangible assets	(164.1)	(141.8)	(168.4)
	472.3	397.7	405.9
Purchase of goods and services:[1]
Royalties and rights	425.5	416.0	401.0
Cost of products sold	824.6	460.3	497.3
Subcontracting costs	109.9	92.9	147.7
Marketing and distribution expenses	95.1	62.1	61.3
Other	496.3	376.3	346.1
	1,951.4	1,407.6	1,453.4
	$2,423.7	$1,805.3	$1,859.3
1	Cost of inventories included in purchase of goods and services amounted to $739.8 million in 2023 ($444.2 million in 2022 and $470.7 million in 2021). Write-downs of inventories totalling $3.8 million were recognized in purchase of goods and services in 2023 ($3.1 million in 2022 and $2.0 million in 2021).